Consolidated Statemenets of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
REVENUES:
Revenues	$ 201,548	$ 154,040	$ 113,959
Commissions	(8,357)	(6,008)	(4,187)
Net revenues	193,191	148,032	109,772
EXPENSES:
Voyage expenses	(6,378)	(3,932)	(7,679)
Vessel operating expenses	(63,512)	(52,794)	(49,519)
Depreciation	(48,067)	(51,424)	(49,485)
General and administrative expenses
Management fee to related parties	(16,536)	(13,511)	(11,611)
Company administration expenses	(2,706)	(2,607)	(3,770)
Early redelivery cost, net	(105)	(1,263)	0
Other operating income/(expense)	0	(390)	794
Loss on sale of assets	0	(120)	(2,750)
Impairment loss	0	(91,293)	(17,163)
Operating (loss)/income	55,887	(69,302)	(31,411)
OTHER (EXPENSE)/INCOME:
Interest expense	(25,713)	(23,224)	(19,576)
Other finance (cost)/income	(973)	7,651	(1,735)
Interest income	929	799	515
(Loss)/gain on derivatives	18	72	(620)
Foreign currency (loss)/gain	(670)	1,782	(76)
Amortization and write-off of deferred finance charges	(1,794)	(2,457)	(3,063)
Net (loss)/income	27,684	(84,679)	(55,966)
Less preferred dividend	11,384	12,316	14,025
Less preferred deemed dividend	0	2,146	0
Net (loss)/income available to common shareholders	$ 16,300	$ (99,141)	$ (69,991)
(Loss)/earnings per share in U.S. Dollars, basic and diluted (in USD per share)	$ 0.16	$ (0.98)	$ (0.83)
Weighted average number of shares, basic and diluted (in shares)	101,604,339	100,932,876	84,526,411